Organization and Principal Activities	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Cheche Group Inc. (the “Company” or “Cheche Group”) was incorporated in the Cayman Islands in January 2023 as an exempted company with limited liability. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entity (“VIE”) and subsidiaries of VIE (collectively referred to as the “Group”). Cheche Technology Inc. (“CCT”) is a wholly owned subsidiary of the Company. Cheche Technology (HK) Limited (“Cheche HK”) is a wholly owned subsidiary of CCT. Baodafang Technology Co., Ltd. (“Baodafang”) is a wholly owned subsidiary of Cheche HK. Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo”) is wholly foreign-owned enterprise (the “WFOE”). The Group conducted its business in the People’s Republic of China (the “PRC” or “China”) through a series of contractual agreements entered into by the WFOE with the VIE based in China. The Group is primarily engaged in the operation of providing insurance transaction services, Software-as-a-Service (“SaaS”) and technical service and other services in China.

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

		Percentage of
		direct or
	Place and	indirect
	year of	economic	Principal
Subsidiaries	incorporation	ownership	activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding

Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding

Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services

Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services

Percentage of
direct or
	Place and	indirect
	year of	economic	Principal
VIE	incorporation	interest	activities
Beijing Cheche Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service

Percentage of
	Place and	direct or
	year of	indirect
	incorporation/	economic	Principal
Subsidiaries of VIE	acquisition	interest	activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage

Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant
Cheche Zhixing (Ningbo) Car Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant

*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

1. Organization and Principal Activities (Continued)

On September 14, 2023 (the “Closing Date”), the Company completed the business combination (the “Business Combination”) with Prime Impact Acquisition I (“Prime Impact”). Cheche Group began trading on the Nasdaq Stock Exchange on September 18, 2023. On the Closing Date, the Company consummated the Business Combination with Prime Impact, pursuant to the Business Combination Agreement dated January 29, 2023, by and among Prime Impact, the Company, Cheche Merger Sub Inc. (“Merger Sub”), and CCT. Pursuant to the Business Combination Agreement, the Business Combination was effected in two steps. On September 14, 2023, (1) Prime Impact merged with and into the Company (the “Initial Merger”), with the Company surviving the Initial Merger as a publicly traded entity; and (2) immediately following the Initial Merger, Merger Sub merged with and into CCT (the “Acquisition Merger” and, together with the Initial Merger, the “Mergers,” and together with all other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with CCT surviving the Acquisition Merger as a wholly owned subsidiary of the Company.

The Business Combination was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. GAAP. As a result of the Business Combination, CCT was deemed the accounting acquirer. This determination is primarily based on the shareholders of CCT comprising the majority of the voting power of the Company and having the ability to nominate the members of the Company’s Board, CCT’s operations prior to the acquisition comprising the only ongoing operations, and CCT’s senior management comprising a majority of the Group’s senior management. Accordingly, for accounting purposes, the financial statements of the post-combination company represent a continuation of the financial statements of CCT. Prime Impact was treated as the “acquired” company for accounting purposes. As Prime Impact does not meet the definition of a “business” for accounting purposes, the Reverse Recapitalization was treated as the equivalent of CCT issuing shares for the net assets of Prime Impact, accompanied by a recapitalization. The net assets of Prime Impact were stated at historical cost, with no goodwill or other intangible assets recorded. The unaudited interim condensed consolidated financial statements reflect (i) the historical operating results of CCT prior to the Reverse Recapitalization; (ii) the combined results of the Company and CCT following the closing of the Reverse Recapitalization; (iii) the assets and liabilities of CCT at their historical cost; and (iv) the Company’s equity structure for all periods presented. Transaction costs related to the Reverse Recapitalization paid to Prime Impact as part of the Business Combination Agreement were charged to equity as a reduction of the net proceeds received in exchange for the shares issued to the shareholders of Prime Impact.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively adjusted in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s ordinary shares issued to CCT’s shareholders in connection with the Reverse Recapitalization transaction. As such, the ordinary shares and corresponding capital amounts and earnings per share related to CCT convertible redeemable preferred shares and ordinary shares prior to the Reverse Recapitalization have been retroactively restated as shares reflecting the exchange ratio established pursuant to the Business Combination Agreement. In conjunction with the Reverse Recapitalization, the Company’s ordinary shares underwent a 13.6145-for-1 conversion. Note that the unaudited interim condensed consolidated financial statements give retroactive effect as though the conversion of the Company’s ordinary shares occurred for all periods presented, without any change in the par value per share.

Contractual arrangements with VIE

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. To comply with PRC laws and regulations, the Group operates its businesses in the PRC through the VIE and VIE subsidiaries. Most of the Group’s revenues, cost of revenues, expenses and net loss in China were generated directly or indirectly through the VIE and VIE’s subsidiaries. The Company relies on a series of contractual arrangements among its wholly-owned PRC subsidiary Cheche Ningbo, the VIE and their shareholders to conduct the business operations of the VIE and VIE subsidiaries.

Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly-owned subsidiary Cheche Ningbo, Beijing Cheche and its shareholders (also Nominee Shareholders).

1. Organization and Principal Activities (Continued)

Contractual arrangements with VIE (Continued)

i)	Equity Interest Pledge Agreement

Pursuant to the Equity Interest Pledge Agreement entered into amongst WFOE, the VIE and Nominee Shareholders of the VIE, the Nominee Shareholders of the VIE pledged all of their equity interests in the VIE to the WFOE to ensure the Nominee Shareholders fully perform their obligations under the Exclusive Option Agreement, the Exclusive Business Cooperation Agreement and the Power of Attorney. The WFOE shall have the right to collect dividends generated by the pledged equity interests during the term of the pledge. If the Nominee Shareholders breach their respective contractual obligations under the Equity Interest Pledge Agreement, the WFOE, as pledgee, will be entitled to rights, including but not limited to being paid based on the monetary valuation that such equity interest is converted into or from the proceeds from the auction or sale of the equity interest. The Nominee Shareholders of the VIE are prohibited from transferring their pledged equity interests, placing or permitting any encumbrance that would prejudice the WFOE’s interests without the WFOE’s prior written consent. The pledge rights were effective upon registration of the pledges with the relevant Administration for Market Regulation (the “SAMR”) (formerly known as State Administration for Industry and Commerce), and the Equity Interest Pledge Agreement will remain effective until all the obligations have been satisfied in full. The WFOE completed the registration of the pledge of equity interests in the VIE with the relevant office of the SAMR in accordance with the PRC Civil Code.

ii)	Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement entered into amongst the CCT, WFOE, VIE and the Nominee Shareholders, the Nominee Shareholders irrevocably granted the WFOE or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at its sole discretion, to the extent permitted under the PRC laws for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The WFOE has an option to purchase from VIE at WFOE’s sole discretion, any or all of the assets and business of VIE, to the extent permitted under PRC law, and at the lowest purchase price permitted by PRC law. The Nominee Shareholders should remit to the WFOE any gain that is paid by WFOE or its designated person(s) in connection with the purchased equity interest or the purchased business asset. The WFOE or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by the VIE to its Nominee Shareholders should be repaid to the WFOE in full amount. CCT would provide unlimited financial support to the VIE if, in the normal operation of business, the VIE should become in need of any form of reasonable financial support. If the VIE were to incur any loss and as a result cannot repay any loans from CCT, CCT should unconditionally forgive any such loans to the VIE given that the VIE provides sufficient proof for its loss and incapacity to repay. This Exclusive Option Agreement remains effective until all equity interests held by Nominee Shareholders in the VIE have been transferred or assigned to the WFOE and/or any other person designated by the WFOE in accordance with this Exclusive Option Agreement.

iii)	Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreements entered into amongst WFOE and VIE, the WFOE is engaged by the VIE to exclusively provide technical and consulting services including but not limited to the licensing of technology and software, design, development, maintenance and updating of technologies, business and management consultation, and marketing and promotional services. The WFOE may appoint or designate its affiliates or other qualified parties to provide the services covered by the Exclusive Business Cooperation Agreement. In return, the VIE agrees to pay a service fee equal to 100% of the consolidated net profits of the VIE after the VIE turns cumulative profitable and after certain expenses. The WFOE has sole discretion in determining the service fee charged to the VIE under this agreement. Without the WFOE’s prior written consent, the VIE shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party. The WFOE can terminate the Exclusive Business Cooperation Agreement at its sole discretion in the event that the VIE breaches the Exclusive Business Cooperation Agreement and fails to take remedial measures within ten days of written notice by the WFOE; however, the VIE cannot terminate the Exclusive Business Cooperation Agreement unless otherwise required by the applicable laws. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

1. Organization and Principal Activities (Continued)

Contractual arrangements with VIE (Continued)

iv)	Power of Attorney

Pursuant to the Power of Attorney agreement entered into amongst WFOE, VIE and the Nominee Shareholders, Nominee Shareholders irrevocably appoint WFOE as their attorney-in-fact to exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interests in the VIE, including but not limited to executing the voting rights and the right to appoint directors and executive officers of VIE. The agreements will remain effective and irrevocable for as long as the relevant Nominee Shareholder holds any equity interests in VIE.

v)	Spousal Consent Letter

Each spouse of the married Nominee Shareholders of the VIE entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in the VIE held by and registered in the name of their spouse will be disposed of pursuant to the Equity Interest Pledge Agreement and the Power of Attorney. Each spouse agreed not to assert any rights over the equity interests in the VIE held by their spouse. In addition, in the event that the spouses obtain any equity interests in the VIE held by their spouse for any reason, they agreed to be bound by the contractual arrangements.

The Equity Interest Pledge Agreement, Exclusive Option Agreement, Exclusive Business Cooperation Agreement, Power of Attorney and Spousal Consent Letter to Beijing Cheche were amended to reflect the changes of shareholders’ holding in the VIE entity in their respective dates. No other material terms or conditions of these agreements were changed or altered. There was no impact to the Group’s effective control over Beijing Cheche and the Group continues to consolidate Beijing Cheche.

Risks in relation to the VIE structure

The Group’s business is mainly conducted through the VIE and subsidiaries of VIE, of which the Company is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIE is not in violation of any applicable PRC laws or regulations currently in effect and (ii) each of the VIE contractual agreements is valid, binding, and enforceable in accordance with their terms and applicable PRC laws or regulations currently in effect. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE contractual agreements and the legal structure to be in violation of any existing or future PRC laws or regulations.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited.

1. Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke the business licenses and/or operating licenses of the Group’s PRC entities;

●	impose fines;

●	confiscate any income that they deem to be obtained through illegal operations, or impose other requirements with which the Group may not be able to comply;

●	discontinue or place restrictions or onerous conditions on the Group’s operations;

●	place restrictions on the right to collect revenues;

●	shut down the Group’s servers or block the Group’s websites or mobile apps;

●	the Group to restructure ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the ability to consolidate, derive economic interests from the VIE and their subsidiaries;

●	restrict or prohibit the use of the proceeds from financing activities to finance the business and operations of the VIE and their subsidiaries; or

●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIE. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations, and policies or in the interpretation and application of existing laws, regulations and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the shareholder of the VIE fail to perform their obligations under those arrangements. In addition, shareholder of the VIE is a PRC holding entity beneficially owned by the Founder, chairman of the board of directors and chief executive officer of the Company. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on shareholder enforcing the contracts. There is a risk that shareholder of VIE, who in some cases is also shareholder of the Company may have conflict of interests with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIE, there would be a significant negative impact to the Company if these contracts were not enforced.

1. Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The Group’s operations depend on the VIE to honor their contractual agreements with the Group and the enforceability, and therefore the benefits, of the contractual agreements also depends on the authorization by the shareholder of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to be the primary beneficiary and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

In accordance with the contractual agreements, the Company could (1) exercise the shareholder’s rights of the VIE and has power to direct the activities that most significantly affects the economic performance of the VIE and subsidiaries of VIE, (2) absorb substantially all of the expected losses and receive substantially expected residual returns of the VIE and subsidiaries of VIE; and (3) has an exclusive call option to purchase all or part of the equity interests in and/or assets of each of VIE and subsidiaries of VIE when and to the extent permitted by PRC law. Accordingly, the Company is considered as the ultimate primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. Therefore, the company considers that there are no assets in the VIE that can be used only to settle obligations of the VIE, except for the paid-in capital of the VIE amounting to approximately RMB65.3 million and RMB65.3 million as of December 31, 2023 and June 30, 2024, as well as certain non-distributable statutory reserves amounting to approximately nil and nil as of December 31, 2023 and June 30, 2024. As the VIE are incorporated as a limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIE. As the Group is conducting certain business in the PRC through the VIE, the Company would provide unlimited financial support to the VIE if, in the normal operation of business, the VIE should become in need of any form of reasonable financial support, which could expose the Group to a loss.

As of the date of this report, 14.24% of the equity interests in the VIE held by Beijing Zhongjin Huicai Investment Management Co., Ltd., one of the Nominee Shareholders, were frozen by the People’s Court of Futian District, Shenzhen City, Guangdong Province for a civil dispute between Beijing Zhongjin Huicai Investment Management Co., Ltd. and certain other party. Under applicable PRC laws, (1) the frozen equity interests in the VIE cannot be sold, transferred, or disposed of in any manner from July 28, 2022 to July 27, 2025, unless such freezing was released by a competent court; and (2) if a competent court rules to auction off the frozen equity interests, the proceeds from the auctioning and sale of the frozen equity interests by competent court shall be firstly distributed to pledgee, i.e. the WFOE, thereafter the remaining proceeds (if any), shall be used to settle the claims of the creditor applying with court for enforcement. Therefore, uncertainties remain with respect to the enforcement of the option of the WFOE to purchase such frozen equity interests under the exclusive option agreement among the Company, WFOE, the VIE and shareholders of the VIE, dated June 18, 2021, which may be subject to the auction process by the competent court. However, as that such equity interests had been pledged to WFOE prior to the freezing, the Company does not believe the freezing of the above-mentioned equity interests in the VIE will cause any material impact to the operations of the Company.

1. Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The following unaudited interim condensed consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2023 and June 30, 2024 and for the six months ended June 30, 2023 and 2024 was included in the accompanying unaudited interim condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	86,330	70,463
Short-term investment	226	226
Accounts receivable, net	445,941	528,942
Prepayments and other current assets	41,695	47,857
Amounts due from intra-Group companies	4,575	3,168
Total current assets	578,767	650,656
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,221	2,197
Intangible assets, net	8,050	7,000
Right-of-use assets	7,067	8,305
Goodwill	84,609	84,609
Total non-current assets	105,947	107,111
TOTAL ASSETS	684,714	757,767
LIABILITIES
Current liabilities:
Accounts payable	283,547	342,720
Short-term borrowings	10,000	5,000
Contract liabilities	626	3
Salary and welfare benefits payable	57,878	56,344
Tax payable	624	519
Amounts due to related party	55,251	58,801
Accrued expenses and other current liabilities	11,504	14,360
Short-term lease liabilities	2,304	3,363
Amounts due to intra-Group companies	158,648	171,492
Total current liabilities	580,382	652,602
Non-current liabilities:
Deferred tax liabilities	2,013	1,750
Long-term lease liabilities	4,550	4,485
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	244,471	236,292
Total non-current liabilities	252,466	243,959
TOTAL LIABILITIES (without recourse to the primary beneficiary)	832,848	896,561

1. Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net revenues
- earned from external parties	1,539,010	1,377,227
- earned from intra-Group companies	6,289	4,717
Total revenues	1,545,299	1,381,944
Cost of revenues and operating expenses
- arising from external parties transactions	(1,574,436)	(1,412,042)
- arising from intra-Group transactions	(717)	(743)
Total cost of revenues and operating expenses	(1,575,153)	(1,412,785)
Net loss	(35,985)	(35,394)

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Cash flows from operating activities:
Net cash generated from transactions with intra-Group companies	38,126	89,612
Net cash provided by /(used in) transactions with external parties	22,406	(9,625)
Net cash generated from operating activities	60,532	79,987
Net cash used in transactions with external parties	(100)	(11,433)
Net cash used in investing activities	(100)	(11,433)
Net cash used in transactions with intra-Group companies	(15,000)	(79,421)
Net cash generated from /(used in)transactions with external parties	10,000	(5,000)
Net cash used in financing activities	(5,000)	(84,421)
Net increase /(decrease) in cash and cash equivalents	55,432	(15,867)

Liquidity

The Group has incurred recurring operating losses since its inception, including net loss of RMB72.2 million, and RMB54.9 million for the six months ended June 30, 2023 and 2024, respectively. Net cash used in operating activities were RMB7.6 million and RMB44.7 million for the six months ended June 30, 2023 and 2024, respectively. Accumulated deficit was RMB2,113.8 million and RMB2,168.7 million as of December 31, 2023 and June 30, 2024, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

1. Organization and Principal Activities (Continued)

Liquidity (Continued)

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from outside investors through the issuance of preferred shares. Refer to Note 13 and Note 9 for details of the Group’s preferred shares financing activities and credit facility. In September 2023, the Company successfully completed the Business Combination and raised gross proceeds of US$19.2 million (RMB137.9 million) including US$1.2 million, US$13.0 million and US$5.0 million of PIPE financing from Prime Impact Cayman LLC, World Dynamic Limited and Goldrock Holdings Limited. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the unaudited interim condensed consolidated financial statements. The Group’s unaudited interim condensed consolidated financial statements have been prepared based on the Company continuing as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.